Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (1,612)
Property and equipment, net	16,148
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 17,760